Consolidated statements of cash flows - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Operating activities
Net loss for the period	$ (27,521,656)	$ (6,897,318)	$ (19,625,391)	$ (21,590,783)
Items not affecting cash
Share-based compensation	3,998,966	298,489	13,675,130	1,307,874
Depreciation	2,969,337	697,604	6,790,188	1,830,603
Amortization of government grants	0	(26,887)	0	(92,926)
Loss on disposal of assets	0	0	0	13,399
Foreign exchange (gain) loss on translation	(103,895)	(152,562)	(561,803)	509,195
Fair value (gain) loss on financial instruments	(8,567,022)	508,850	(62,300,143)	2,433,196
Interest and accretion on convertible debt	2,886,555	0	8,094,918	0
Cash flows from (used in) operations before changes in working capital	(26,337,715)	(5,571,824)	(53,927,101)	(15,589,442)
Changes in non-cash working capital items
Accounts receivable	6,233,862	(1,467,219)	(1,194,702)	(2,309,564)
Other receivables	(2,655,693)	(37,157)	(3,246,978)	(56,188)
Prepayments and deposits	(5,914,245)	(2,668,131)	(3,543,585)	(7,118,905)
Inventory	(2,468,948)	(719,231)	(4,641,350)	(1,322,927)
Accounts payable and accrued liabilities	5,953,737	6,518,975	2,729,377	9,830,211
Net cash provided by operating activities	(25,189,002)	(3,944,587)	(63,824,339)	(16,566,815)
Investing activity
Purchases of plant and equipment	(29,555,201)	(5,804,757)	(45,037,303)	(10,903,007)
Prepaid equipment deposits	(42,745,602)	(794,002)	(62,591,565)	(1,163,841)
Prepaid construction charges	(9,812,572)	0	(21,891,269)	0
Proceeds from disposal of plant and equipment	0	0	0	16,866
Net cash used in investing activities	(82,113,375)	(6,598,759)	(129,520,137)	(12,049,982)
Financing activities
Proceeds from exercise of warrants	0	0	65,180	0
Proceeds from loans payable	0	7,000,000	0	10,091,220
Proceeds from government grants	0	26,887	0	92,926
Capital contribution from the holders of non-controlling interest	0	0	330,000	0
Repayment of lease liabilities	(1,366,336)	(204,231)	(3,258,899)	(530,953)
Repayment of loans payable	(1,548)	(423,595)	(4,631)	(1,138,336)
Net cash used in financing activities	247,013,110	6,568,166	245,512,644	30,303,962
Net change in cash and cash equivalents	139,710,733	(3,975,180)	52,168,168	1,687,165
Cash and cash equivalents, beginning of period	509,315,733	6,325,902	596,858,298	663,557
Cash and cash equivalents, end of period	649,026,466	2,350,722	649,026,466	2,350,722
Non-cash investing activities
Purchase of plant and equipment in payables and accruals	(12,653,536)	22,392	17,028,199	2,655,301
Non-cash financing activities
Equity issued for non-cash costs	0	0	0	455,055
Interest Paid	(648,032)	(437,163)	(1,632,196)	(932,497)
Proceeds from exercise of stock options	0	169,105	0	169,105
Proceeds From Issuance Of Convertible Debt	198,682,238	0	198,682,238	0
Private Shares
Financing activities
Proceeds from private share issuance, net of share issuance costs	0	0	0	21,620,000
Public Shares
Financing activities
Proceeds from private share issuance, net of share issuance costs	$ 49,698,756	$ 0	$ 49,698,756	$ 0